Organization and Operations of the Company	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations of the Company

1. Organizationand Operations of the Company

Organization

ArabellaExploration, Inc. (formerly known as Lone Oak Acquisition Corporation) (the “Parent”) was incorporated in the CaymanIslands on June 17, 2010 as a blank check company whose objective was to acquire and operating business.  Parent’swholly owned subsidiary Arabella Exploration LLC (“Arabella LLC”) was formed in 2011, to acquire interests inlow risk prospective or currently producing oil and gas properties primarily in the Texas Permian Basin.  The Parentand Arabella LLC (collectively the “Company”) completed a reverse merger on December 24, 2013 as more fully describedbelow in Note 3.

Natureof Business

TheCompany is an independent exploration and production company focused on the acquisition and development of unconventional oiland natural gas resources in the Permian Basin in West Texas. The Company owns acreage leases and participates in the drillingof oil and natural gas wells with other working interest partners. Due to the capital intensive nature of oil and natural gasdrilling activities, the operating company responsible for conducting the drilling operations may request advance payments fromthe working interest partners for their share of the costs.